CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents	Rp 33,905	$ 2,106	Rp 29,007
Other current financial assets	1,285	80	1,661
Trade and other receivables	12,829	797	10,948
Contract assets	2,449	152	2,704
Inventories	1,096	68	997
Prepaid taxes	2,844	177	1,928
Contract costs	1,134	70	653
Other current assets	7,552	469	7,730
Total Current Assets	63,094	3,919	55,628
NON-CURRENT ASSETS
Contract assets	129	8	26
Long-term investments	8,335	518	8,162
Contract costs	1,596	99	1,568
Property and equipment	178,585	11,095	178,800
Right-of-use assets	28,471	1,769	24,024
Intangible assets	9,442	587	8,731
Deferred tax assets	3,437	214	4,220
Other non-current assets	6,208	387	5,433
Total Non-current Assets	236,203	14,677	230,964
TOTAL ASSETS	299,297	18,596	286,592
CURRENT LIABILITIES
Trade and other payables	15,790	981	19,049
Contract liabilities	7,738	481	6,848
Current income tax liabilities	868	54	2,333
Other tax liabilities	2,425	151	2,192
Accrued expenses	14,192	882	13,079
Customer deposits	2,872	178	2,566
Short-term bank loans	11,525	716	9,650
Current maturities of long-term borrowings and other borrowings	15,866	986	10,276
Current maturities of lease liabilities	5,447	338	5,458
Total Current Liabilities	76,723	4,767	71,451
NON-CURRENT LIABILITIES
Deferred tax liabilities	992	62	841
Contract liabilities	2,484	154	2,591
Long service award provisions	1,192	74	1,153
Pension benefits and other post-employment benefits obligations	11,540	717	11,414
Long-term loans and other borrowings	25,518	1,585	27,773
Lease liabilities	18,478	1,148	14,844
Other non-current liabilities	224	14	290
Total Non-current Liabilities	60,428	3,754	58,906
TOTAL LIABILITIES	137,151	8,521	130,357
EQUITY
Capital stock	4,953	308	4,953
Additional paid-in capital	1,977	123	1,977
Retained earnings	134,199	8,338	128,146
Other reserves	759	47	500
Net equity attributable to owners of the parent company	141,888	8,816	135,576
Non-controlling interests	20,258	1,259	20,659
TOTAL EQUITY	162,146	10,075	156,235
TOTAL LIABILITIES AND EQUITY	Rp 299,297	$ 18,596	Rp 286,592